Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Net revenue	$ 130,409,332	$ 113,853,524	$ 239,482,960	$ 184,579,489	$ 400,832,371	$ 287,820,277
Cost of goods sold	104,270,051	89,655,601	190,510,070	145,212,766	315,027,012	226,603,934
Gross profit	26,139,281	24,197,923	48,972,890	39,366,723	85,805,359	61,216,343
Operating expenses:
Advertising	10,907,319	9,296,637	21,406,705	15,390,787	33,359,299	20,986,879
Selling, general and administrative	12,603,017	10,076,998	23,961,724	18,748,252	44,266,151	35,147,259
Depreciation	1,819,581	1,783,415	3,593,354	3,308,098	6,859,237	5,847,413
Total operating expenses	25,329,917	21,157,050	48,961,783	37,447,137	84,484,687	61,981,551
Income from operations	809,364	3,040,873	11,107	1,919,586	1,320,672	(765,208)
Interest expense	395	1,038	6,885	6,821	8,395	34,534
Income before income taxes	808,969	3,039,835	4,222	1,912,765	1,312,277	(799,742)
Income tax expense	182,857	766,120	22,923	483,620	(801,552)	(143,902)
Net income (loss)	626,112	2,273,715	(18,701)	1,429,145	2,113,829	(655,840)
Net income (loss)	626,112	2,273,715	(18,701)	1,429,145	2,113,829	(655,840)
Less: Preferred stocks dividends		125,000		250,000	15,442,697	500,000
Income (Loss) available to common shareholders	$ 626,112	$ 2,148,715	$ (18,701)	$ 1,179,145	$ (13,328,868)	$ (1,155,840)
Income (Loss) per common share
Basic income (loss) per share (in Dollars per share)	$ 0.02	$ 0.09	$ 0.00	$ 0.05
Weighted average number of shares (basic) (in Shares)	33,173,456	24,950,958	33,173,456	24,950,958
Diluted income (loss) per share (in Dollars per share)	$ 0.02	$ 0.09	$ 0.00	$ 0.05
Weighted average number of shares (diluted) (in Shares)	33,130,599	24,950,958	33,002,738	24,950,958
Loss per common share
Basic and diluted loss per share (in Dollars per share)					$ (0.52)	$ (0.05)
Weighted average number of shares (basic and diluted) (in Shares)					25,860,097	24,950,958